Regulatory Capital (Tier 1 Capital And Total Capital Components) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total stockholders' equity	$ 10,978.1	$ 9,068.9
Less: Goodwill	(1,198.3)	(571.3)	$ (334.6)
Investment in certain subsidiaries	(223.9)	(73.4)
Qualifying allowance for credit losses and other reserves	$ 360.2	346.4	$ 356.1
Common Equity Tier 1 Capital (to risk-weighted assets)	4.50%
Total Capital (to risk-weighted assets), Actual	8.00%
Tier 1 Capital (to risk-weighted assets), Actual	6.00%
CIT Group Inc [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total qualifying capital	$ 9,369.3	8,412.4
Risk-weighted assets	$ 69,563.6	$ 55,480.9
Common Equity Tier 1 Capital (to risk-weighted assets)	12.90%
Required Ratio for Capital Adequacy Purposes to be well capitalized	4.50%
Total Capital (to risk-weighted assets), Actual	12.90%	14.50%
Required Ratio for Capital Adequacy purposes to be well capitalized	6.00%	6.00%
Tier 1 Capital (to risk-weighted assets), Actual	13.50%	15.20%
Required Ratio for Capital Adequacy Purposes to be well capitalized	8.00%	10.00%
Tier 1 Leverage Ratio, Actual	13.50%	17.40%
Required Ratio for Capital Adequacy Purposes	4.00%	4.00%
CIT Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total qualifying capital	$ 5,099.0	$ 2,781.5
Risk-weighted assets	$ 36,843.8	$ 19,552.3
Common Equity Tier 1 Capital (to risk-weighted assets)	12.80%
Required Ratio for Capital Adequacy Purposes to be well capitalized	4.50%
Total Capital (to risk-weighted assets), Actual	12.80%	13.00%
Required Ratio for Capital Adequacy purposes to be well capitalized	6.00%	6.00%
Tier 1 Capital (to risk-weighted assets), Actual	13.80%	14.20%
Required Ratio for Capital Adequacy Purposes to be well capitalized	8.00%	10.00%
Tier 1 Leverage Ratio, Actual	10.90%	12.20%
Required Ratio for Capital Adequacy Purposes	4.00%	4.00%
Tier 1 Capital [Member] | CIT Group Inc [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total stockholders' equity	$ 10,978.1	$ 9,068.9
Effect of certain items in accumulated other comprehensive loss excluded from Tier 1 Capital and qualifying noncontrolling interest	76.9	53.0
Adjusted total equity	11,055.0	9,121.9
Less: Goodwill	(1,130.8)	(571.3)
Disallowed deferred tax assets	(904.5)	(416.8)
Disallowed intangible assets	(53.6)	(25.7)
Investment in certain subsidiaries		(36.7)
Other Tier 1 components	(0.1)	(4.1)
Common Equity Tier One Capital	8,966.0	8,067.3
Tier 1 Capital	8,966.0	8,067.3
Tier 1 Capital [Member] | CIT Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total stockholders' equity	5,606.4	2,716.4
Effect of certain items in accumulated other comprehensive loss excluded from Tier 1 Capital and qualifying noncontrolling interest	7.0	(0.2)
Adjusted total equity	5,613.4	2,716.2
Less: Goodwill	(830.8)	(167.8)
Disallowed intangible assets	(58.3)	(12.1)
Common Equity Tier One Capital	4,724.3	2,536.3
Tier 1 Capital	4,724.3	2,536.3
Tier 2 Capital [Member] | CIT Group Inc [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Investment in certain subsidiaries		(36.7)
Qualifying allowance for credit losses and other reserves	403.3	381.8
Tier 2 Capital [Member] | CIT Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Qualifying allowance for credit losses and other reserves	$ 374.7	245.1
Other Tier 2 components		$ 0.1